OTHER ASSETS	12 Months Ended
Jun. 30, 2021
OTHER ASSETS
OTHER ASSETS

NOTE 7 -             OTHER ASSETS

Other assets as of June 30, 2021 and 2020 consisted of:

	June 30, 2021	June 30, 2020
Advance payment to third party companies	$—	$1,839
Other receivables	770,985	2,053,068
	$770,985	$2,054,907